SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Nine business units individually accounted for 5% or more of consolidated net sales as follows:

% of Sales by Business Unit (1)
Years ended June 30	2018	2017	2016
Fabric Care	22%	22%	22%
Baby Care	13%	14%	14%
Hair Care	10%	10%	10%
Home Care	10%	10%	10%
Skin and Personal Care	9%	8%	8%
Shave Care	8%	9%	9%
Family Care	8%	8%	8%
Oral Care	8%	8%	8%
Feminine Care	6%	6%	6%
All Other	6%	5%	5%
TOTAL	100%	100%	100%

(1)	% of sales by business unit excludes sales held in Corporate.

Global Segment Results		Net Sales	Earnings/(Loss) from Continuing Operations Before Income Taxes	Net Earnings/(Loss) from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2018	$12,406	$3,042	$2,320	$236	$4,709	$766
	2017	11,429	2,546	1,914	220	4,184	599
	2016	11,477	2,636	1,975	218	3,888	435
GROOMING	2018	6,551	1,801	1,432	447	22,609	364
	2017	6,642	1,985	1,537	433	22,759	341
	2016	6,815	2,009	1,548	451	22,819	383
HEALTH CARE	2018	7,857	1,922	1,283	230	5,254	330
	2017	7,513	1,898	1,280	209	5,194	283
	2016	7,350	1,812	1,250	204	5,139	240
FABRIC & HOME CARE	2018	21,441	4,191	2,708	534	7,295	1,020
	2017	20,717	4,249	2,713	513	6,886	797
	2016	20,730	4,249	2,778	531	6,919	672
BABY, FEMININE & FAMILY CARE	2018	18,080	3,527	2,251	899	9,682	1,016
	2017	18,252	3,868	2,503	874	9,920	1,197
	2016	18,505	4,042	2,650	886	9,863	1,261
CORPORATE (1)	2018	497	(1,157)	(133)	488	68,761	221
	2017	505	(1,289)	247	571	71,463	167
	2016	422	(1,379)	(174)	788	78,508	323
TOTAL COMPANY	2018	$66,832	$13,326	$9,861	$2,834	$118,310	$3,717
	2017	65,058	13,257	10,194	2,820	120,406	3,384
	2016	65,299	13,369	10,027	3,078	127,136	3,314

(1)	The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Beauty Brands and Batteries businesses prior to their divestiture.